Schedule of Gross Trade Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 9,677,725
Allowance for doubtful accounts	$ 1,084,305	$ 874,438
Allowance Percentage	11.00%
Zero to thirty [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 7,376,270
Allowance for doubtful accounts	$ 3,000
Allowance Percentage	0.00%
Thirty one to sixty [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 210,815
Allowance for doubtful accounts	$ 1,500
Allowance Percentage	1.00%
Sixty one to ninety [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 265,377
Allowance for doubtful accounts	$ 1,500
Allowance Percentage	1.00%
Ninety one [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 1,825,263
Allowance for doubtful accounts	$ 1,078,305
Allowance Percentage	59.00%